Commitments and Contingencies (Details) - Schedule of warranty and extended warranty - Deferred Revenues [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Liability at January 1, 2021	$ 739
Settlements made during the period	(663)	$ (817)	$ (1,087)
Change in liability for warranties issued during the period	349	447	725
Change in liability for pre-existing warranties
Liability at September 30, 2021	425	739
Current liability	331	438
Non-current liability	94	301
Liability at September 30, 2021	$ 425	$ 739